Roundhill Pro Sports, Media & Apparel ETF
Schedule of Investments
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.8%
Apparel — 13.8%
adidas AG (a)	601	$189,317
Asics Corp. (a)	10,100	231,918
Fila Holdings Corp. (a)	5,614	202,227
NIKE, Inc. - Class B	1,276	185,313
Puma SE (a)	1,713	191,421
Under Armour, Inc. - Class A (b)	8,982	181,257
		1,181,453
Auto Manufacturers — 2.4%
Ferrari NV (a)	994	207,865

Entertainment — 45.4% (d)
AFC Ajax NV (a)(b)	1,149	20,441
AS Roma SpA (a)(b)(e)	674,609	293,189
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (a)(b)	307,553	204,245
Birmingham Sports Holdings, Ltd. (a)(b)	5,440,000	91,544
Borussia Dortmund GmbH & Co. KGaA (a)(b)(e)	71,365	398,324
Fenerbahce Futbol AS (a)(b)	52,992	200,414
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (a)(b)	492,585	179,641
Juventus Football Club SpA (a)(b)	544,612	455,711
Liberty Media Corp.-Liberty Braves - Class C (b)	18,664	493,103
Madison Square Garden Entertainment Corp. (b)	2,894	210,307
Madison Square Garden Sports Corp. (b)	2,847	529,400
Manchester United PLC - Class A (a)	28,190	546,040
OL Groupe SA (a)(b)	6,105	15,707
Societa Sprotiva Lazio SpA (a)(b)	43,818	58,502
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS (a)(b)	503,501	185,322
		3,881,890
Leisure Time — 7.3%
Acushnet Holdings Corp.	4,167	194,599
Callaway Golf Co. (b)	7,453	205,926
Mizuno Corp. (a)	9,300	223,383
		623,908
Media — 17.3%
Endeavor Group Holdings, Inc. - Class A (b)(e)	13,655	391,489
Liberty Media Corp.- Liberty Formula One - Class C (b)	9,724	499,911
Sinclair Broadcast Group, Inc. - Class A	7,153	226,607
World Wrestling Entertainment, Inc. - Class A	6,475	364,284
		1,482,291
Pre-Combination Special Purpose Acquisition Companies — 8.0%
Goal Acquisitions Corp. (b)	14,222	146,344
RedBall Acquisition Corp. - Class A (a)(b)	14,790	145,534
Slam Corp. (a)(b)	14,989	146,143
Sports Ventures Acquisition Corp. - Class A (a)(b)	10,704	104,364
SportsTek Acquisition Corp. (b)	14,596	145,303
		687,688
Retail — 2.4%
ANTA Sports Products, Ltd. (a)	11,000	207,434

Telecommunications — 3.2%
BCE, Inc. (a)	2,820	141,239
Rogers Communications, Inc. - Class B (a)	2,880	134,469
		275,708
TOTAL COMMON STOCKS (Cost $8,914,448)		8,548,237

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 0.03% (c)	12,682	12,682
TOTAL SHORT-TERM INVESTMENTS (Cost $12,682)		12,682

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.3%
First American Government Obligations Fund - Class X, 0.03% (c)		881,275
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $881,275)	881,275	881,275

TOTAL INVESTMENTS (Cost $9,808,405)— 110.3%		9,442,194
Other assets and liabilities, net — (10.3)%		(880,327)
NET ASSETS — 100.0%		$8,561,867

PLC	Public Limited Company
(a)	Foreign issued security, or represents a foreign issued security.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(e)	All or a portion of this security is on loan as of September 30, 2021. The market value of securities out on loan is $765,236.
Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	44.0%
	Cayman Islands	14.5%
	Italy	9.4%
	Germany	9.1%
	Turkey	9.0%
	Japan	5.3%
	Canada	3.2%
	Netherlands	2.7%
	Republic of Korea	2.4%
	France	0.2%
	Total Country	99.8%
	SHORT-TERM INVESTMENTS	0.2%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	10.3%
	TOTAL INVESTMENTS	110.3%
	Other assets and liabilities, net	-(10.3)%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$8,298,570	$249,667	$-	$8,548,237
Money Market Funds	12,682	-	-	12,682
Investments Purchased With Proceeds From Securities Lending	881,275	-	-	881,275
Total Investments - Assets	$9,192,527	$249,667	$-	$9,442,194

* See the Schedule of Investments for industry classifications.